S000047033 [Member] Expense Example - Causeway International Small Cap Fund	Sep. 30, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,393
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	$ 1,675